May 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The GAMCO Mathers Fund (the “Fund”)
File Nos. 002-23727 and 811-01311

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 77 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 27, 2012 (Accession # 0001193125-12-191556).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Rachael L. Schwartz
Rachael L. Schwartz
PAUL HASTINGS LLP

cc:	B. Alpert
A. Mullady
S. Kothari
H. Robichaud
A. Lonergan